Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
Schedule of Intangible Assets
	Development	Other
	costs	intangibles	Total
	US$	US$	US$
Cost
At January 1, 2022	17,455,922	1,906,780	19,362,702
Additions	4,734,550	-	4,734,550
Impairment during the year	-	(1,871,976)	(1,871,976)
Exchange realignment	302,050	(34,804)	267,246

At December 31, 2022 and January 1, 2023	22,492,522	-	22,492,522
Additions	2,097,621	-	2,097,621
Impairment during the year	(3,105,507)	-	(3,105,507)
Exchange realignment	335,329	-	335,329

At December 31, 2023	21,819,965	-	21,819,965

Accumulated amortization
At January 1, 2022	4,546,452	237,593	4,784,045
Amortization provided during the year	3,401,957	187,198	3,589,155
Impairment during the year	-	(421,195)	(421,195)
Exchange realignment	137,441	(3,596)	133,845

At December 31, 2022 and January 1, 2023	8,085,850	-	8,085,850
Amortization provided during the year	6,202,250	-	6,202,250
Exchange realignment	237,782	-	237,782

At December 31, 2023	14,525,882	-	14,525,882

Net carrying amount
At December 31, 2023	7,294,083	-	7,294,083

At December 31, 2022	14,406,672	-	14,406,672